Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	Feb. 03, 2023 USD ($)
Subsequent Events (Details) [Line Items]
Statutory capital and surplus amount	$ 5,002
Consideration amount	200
Out-of-pocket costs expenses	51
statutory capital and surplus	$ 4,751